UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                             OMB APPROVAL
     FORM 24F-2                              OMB Number:3235-2456
     Annual Notice of Securities Sold        Expires: August 31, 2003
     Pursuant to Rule 24f-2                  Estimated average burden hours
                                             per response...1


  Read instructions at end of Form before preparing Form. Please print or type.
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  1. Name and address of issuer:

               THE DESSAUER GLOBAL EQUITY FUND
               4 MAIN STREET
               ORLEANS, MA 02653


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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all
     series and classes of securites of the issuer, check the
     box but do not list series or classes):                      [X]

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  3. Investment Company Act File Number: 811-07691


     Securities Act File Number:   333-63753


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 4(a). Last day of fiscal year for which this Form is filed:

               OCTOBER 24, 2002

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 4(b). [ ]     Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [X]     Check box if this is the last time the issuer will be filing this
               Form.
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  5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                 $       484,375
                                                                  --------------

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                               $    12,849,609
                                                --------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                               $    51,348,199
                                                --------------

     (iv) Total  available  redemption  credits [add Items 5(ii) and 5(iii)]:

                                                                 $    64,197,808
                                                                  --------------


     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                 $             0
                                                                  --------------

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     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                               $( 63,713,433 )
                                                --------------
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     (vii)Multiplier for determining  registration fee (See Instruction C.9):

                                                                X        0.0092%
                                                                  --------------

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                               = $          0.00
                                                                  --------------

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  6. Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     ______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : _____________

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  7. Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                               + $             0
                                                                  --------------

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  8. Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                 =$         0.00
                                                                   -------------

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  9. Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:


               Method of Delivery:

               [ ]      Wire Transfer  (CIK 0001017960)

               [ ]      Mail or other means

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By   (Signature   and   Title)*  /s/  Joy   Ausili,   Assistant   Treasurer
                                     -------------------------------------------

                                      JOY AUSILI, ASSISTANT TREASURER
                                     -------------------------------------------

     Date       1/22/03
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  * Please print the name and title of the signing officer below the signature.